UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21625

Intrepid Capital Management Funds Trust
(Exact name of registrant as specified in charter)

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach, FL 32250
(Address of principal executive offices) (Zip code)

Mark F. Travis

1400 Marsh Landing Parkway, Suite 106

Jacksonville Beach FL 32250
(Name and address of agent for service)

1-904-246-3433

Registrant’s telephone number, including area code

Date of fiscal year end: 09/30/2025

Date of reporting period: 09/30/2025

Item 1. Reports to Stockholders.

(a)

Intrepid Capital Fund
Investor Class | ICMBX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$151	1.40%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Intrepid Capital Fund, Investor Class (ICMBX),  underperformed its primary benchmark, the Bloomberg Combined 1-5Y  TR Index (60% S&P 500 Index/40% Bloomberg U.S. Goverment/Credit 1-5 Year Total Return Index). This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Investor Class	15.29	10.58	6.16
S&P 500 Total Return Index	17.60	16.47	15.30
Bloomberg Combined 1-5Y TR Index	12.23	10.49	10.09
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Intrepid Capital Fund	PAGE 1	TSR-AR-461195208

KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$103,135,857
Number of Holdings	56
Net Advisory Fee Paid	$572,929
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Alphabet, Inc.	4.1%
iShares Gold Trust	3.7%
Fabrinet	3.4%
Berkshire Hathaway, Inc.	3.2%
FRP Holdings, Inc.	3.0%
Liberty Media Corp.-Liberty Live	2.9%
W R Berkley Corp.	2.5%
Take-Two Interactive Software, Inc.	2.5%
TJX Cos., Inc.	2.4%
Atlanta Braves Holdings, Inc.	2.2%

Industry	(%)
Media & Entertainment	20.8%
Financial Services	9.2%
Commercial & Professional Services	8.3%
Consumer Durables & Apparel	6.5%
Consumer Discretionary Distribution & Retail	6.2%
Food, Beverage & Tobacco	5.3%
Insurance	4.3%
Real Estate Management & Development	4.2%
Pharmaceuticals, Biotechnology & Life Sciences	4.1%
Cash & Other	31.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 2	TSR-AR-461195208

Intrepid Capital Fund
Institutional Class | ICMVX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Intrepid Capital Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$124	1.15%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Intrepid Capital Fund, Institutional Class (ICMVX),  underperformed its primary benchmark, the Bloomberg Combined 1-5Y  TR Index (60% S&P 500 Index/40% Bloomberg U.S. Goverment/Credit 1-5 Year Total Return Index). This underperformance was largely due to the Fund’s limited exposure to the “Magnificent Seven” stocks within the S&P 500, which significantly outperformed the broader market during this period. Additionally, certain individual equity holdings faced challenges that adversely affected performance. Conversely, the Fund’s strategic allocation to debt instruments contributed positively, with specific fixed-income positions delivering strong returns. Notably, the Fund’s emphasis on founder-led companies provided a competitive edge, as these firms often exhibit strong leadership and a vested interest in long-term success. The management team remains committed to its disciplined investment approach, focusing on undervalued opportunities across both equity and debt markets to achieve long-term capital appreciation and high current income for investors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	15.61	10.84	6.41
S&P 500 Total Return Index	17.60	16.47	15.30
Bloomberg Combined 1-5Y TR Index	12.23	10.49	10.09
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Intrepid Capital Fund	PAGE 1	TSR-AR-461195604

KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$103,135,857
Number of Holdings	56
Net Advisory Fee Paid	$572,929
Portfolio Turnover	47%
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
Alphabet, Inc.	4.1%
iShares Gold Trust	3.7%
Fabrinet	3.4%
Berkshire Hathaway, Inc.	3.2%
FRP Holdings, Inc.	3.0%
Liberty Media Corp.-Liberty Live	2.9%
W R Berkley Corp.	2.5%
Take-Two Interactive Software, Inc.	2.5%
TJX Cos., Inc.	2.4%
Atlanta Braves Holdings, Inc.	2.2%

Industry	(%)
Media & Entertainment	20.8%
Financial Services	9.2%
Commercial & Professional Services	8.3%
Consumer Durables & Apparel	6.5%
Consumer Discretionary Distribution & Retail	6.2%
Food, Beverage & Tobacco	5.3%
Insurance	4.3%
Real Estate Management & Development	4.2%
Pharmaceuticals, Biotechnology & Life Sciences	4.1%
Cash & Other	31.1%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Capital Fund	PAGE 2	TSR-AR-461195604

Intrepid Income Fund
Institutional Class | ICMUX
Annual Shareholder Report | September 30, 2025
This annual shareholder report contains important information about the Intrepid Income Fund for the period of October 1, 2024, to September 30, 2025. You can find additional information about the Fund at https://intrepidcapitalfunds.com/resources/fund-documents/. You can also request this information by contacting us at 1-866-996-3863.
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$100	0.96%
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
For the 12-month period ended September 30, 2025, the Intrepid Income Fund, Institutional Class (ICMUX), outperformed its primary benchmark, the  Bloomberg  U.S. Government/Credit 1-5 Year Total Return Index. This outperformance was primarily driven by the Fund’s strategic focus on short-duration, higher-yielding corporate debt securities, which mitigated interest rate sensitivity and capitalized on attractive risk-adjusted returns. The Fund’s conservative, macro-agnostic approach emphasizes disciplined short-to-medium term assessments of issuer cash flows and loan-to-value ratios, allowing it to effectively navigate various economic scenarios. By maintaining a high active share and targeting less trafficked areas of the high-yield market, the Fund identified opportunities with favorable risk/reward profiles, particularly in small-cap issues where inefficiencies are more prevalent. The Fund’s allocation to levered loans, which we believe can have better investor protections, further enhanced credit quality and provided additional downside protection. This strategic positioning enabled the Fund to cushion downside risk during periods of market stress, contributing to its long-term track record of reduced volatility and shallower drawdowns compared to credit indices. Overall, the Fund’s disciplined credit research and flexible mandate have been instrumental in delivering high current income and capital appreciation for investors.
HOW DID THE FUND PERFORM OVER THE PAST 10 YEARS?*
The $10,000 chart reflects a hypothetical $10,000 investment in the class of shares noted.  The chart uses total return NAV performance and assumes reinvestment of dividends and capital gains. Fund expenses, including 12b-1 fees, management fees and other expenses were deducted.
CUMULATIVE PERFORMANCE (Initial Investment of $10,000)
Intrepid Income Fund	PAGE 1	TSR-AR-461195703

ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class	8.53	8.42	5.88
Bloomberg U.S. Government/Credit 1-5 Year Total Return Index	4.12	1.39	1.99
Bloomberg U.S. Corporate High Yield Index	7.41	5.55	6.17
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Visit https://intrepidcapitalfunds.com/resources/fund-documents/ for more recent performance information.
*	The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
KEY FUND STATISTICS (as of September 30, 2025)

Net Assets	$1,125,622,606
Number of Holdings	92
Net Advisory Fee Paid	$6,918,388
Portfolio Turnover	86%
Effective Duration	2.11 years
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)

Top 10 Issuers	(%)
RealReal, Inc.	3.8%
ViaPath Technologies	2.8%
United Natural Foods, Inc.	2.6%
Beach Acquisition Bidco LLC	2.6%
Icahn Enterprises LP	2.6%
Conduent Business Services LLC	2.6%
Twilio, Inc.	2.5%
Diversified Healthcare Trust	2.5%
Full House Resorts, Inc.	2.4%
Rithm Capital Corp.	2.4%

Industry	(%)
Financial Services	18.8%
Commercial & Professional Services	9.6%
Consumer Discretionary Distribution & Retail	9.2%
Energy	8.1%
Consumer Services	7.9%
Media & Entertainment	6.1%
Software & Services	5.4%
Pharmaceuticals, Biotechnology & Life Sciences	4.4%
Consumer Durables & Apparel	4.2%
Cash & Other	26.3%

Credit Breakdown	(%)
A	1.4%
BBB	6.0%
BB	26.9%
B	32.7%
CCC	8.6%
Not-Rated	21.2%
Preferred Stock	1.3%
Common Stock	1.5%
Cash & Cash Equivalents	0.5%
For additional information about the Fund, including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://intrepidcapitalfunds.com/resources/fund-documents/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Intrepid Capital Management Inc. documents not be householded, please contact Intrepid Capital Management Inc. at 1-866-996-3863, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Intrepid Capital Management Inc. or your financial intermediary.
Intrepid Income Fund	PAGE 2	TSR-AR-461195703

(b)	Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s board of trustees has determined that it does not have an audit committee financial expert serving on its audit committee. At this time, the registrant believes that the experience provided by each member of the audit committee together offers the registrant adequate oversight for the registrant’s level of financial complexity.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 9/30/2025	FYE 9/30/2024
(a) Audit Fees	$98,000	$130,530
(b) Audit-Related Fees	$7,000
(c) Tax Fees	$10,750	$16,125
(d) All Other Fees

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Deloitte & Touche applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 9/30/2025	FYE 9/30/2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) N/A

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years.

Non-Audit Related Fees	FYE 9/30/2025	FYE 9/30/2024
Registrant	$10,750	$16,125
Registrant’s Investment Adviser	$13,392	$21,525

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser is compatible with maintaining the principal accountant’s independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Intrepid Funds
Intrepid Capital Fund
Intrepid Income Fund
Annual Financial Statements
and Other Information
September 30, 2025

Intrepid Capital Fund
Schedule of Investments
September 30, 2025

	Shares	Value
COMMON STOCKS - 66.8%
Capital Goods - 3.5%
Acuity, Inc.	6,404	$2,205,474
Watsco, Inc.	3,521	1,423,540
		3,629,014
Commercial & Professional Services - 4.7%
ATENTO SA(a)(b)	96,558,308	0
Copart, Inc.(b)	34,852	1,567,294
SS&C Technologies Holdings, Inc.	16,119	1,430,723
WNS Holdings Ltd.(b)	23,960	1,827,429
		4,825,446
Consumer Discretionary Distribution & Retail - 2.4%
TJX Cos., Inc.	17,307	2,501,554
Consumer Durables & Apparel - 6.5%
Garmin Ltd.	8,004	1,970,745
Green Brick Partners, Inc.(b)	23,263	1,718,205
Levi Strauss & Co. - Class A	64,156	1,494,835
Polaris, Inc.	26,610	1,546,839
		6,730,624
Consumer Services - 1.4%
Airbnb, Inc. - Class A(b)	11,670	1,416,971
Consumer Staples Distribution & Retail - 3.4%
BJ’s Wholesale Club Holdings, Inc.(b)	18,141	1,691,648
Dollar Tree, Inc.(b)	18,897	1,783,310
		3,474,958
Financial Services - 8.3%
Berkshire Hathaway, Inc. - Class B(b)	6,517	3,276,356
Cboe Global Markets, Inc.	3,859	946,420
Chicago Atlantic BDC, Inc.	38,198	401,079
Jefferies Financial Group, Inc.	28,188	1,844,059
Sprott, Inc.	24,961	2,076,506
		8,544,420
Food, Beverage & Tobacco - 3.4%
Becle SAB de CV	1,688,667	1,790,696
Philip Morris International, Inc.	10,420	1,690,124
		3,480,820
Insurance - 4.3%
Markel Group, Inc.(b)	978	1,869,310
W R Berkley Corp.	34,245	2,623,852
		4,493,162
Materials - 1.3%
Scotts Miracle-Gro Co.	24,524	1,396,642
Media & Entertainment - 18.7%
Alphabet, Inc. - Class A	17,503	4,254,979
Atlanta Braves Holdings, Inc. - Class C(b)	54,826	2,280,213
IAC, Inc.(b)	45,588	1,553,183
Liberty Media Corp.-Liberty Formula One - Class C(b)	15,467	1,615,528

	Shares	Value
Liberty Media Corp.-Liberty Live - Class A(b)	31,368	$2,958,003
Madison Square Garden Sports Corp.(b)	9,465	2,148,555
Match Group, Inc.	53,439	1,887,466
Take-Two Interactive Software, Inc.(b)	9,872	2,550,530
		19,248,457
Real Estate Management & Development - 4.2%
FRP Holdings, Inc.(b)	127,956	3,117,008
Howard Hughes Holdings, Inc.(b)	14,854	1,220,553
		4,337,561
Software & Services - 1.3%
Dropbox, Inc. - Class A(b)	45,608	1,377,818
Technology Hardware & Equipment - 3.4%
Fabrinet(b)	9,593	3,497,800
TOTAL COMMON STOCKS (Cost $46,717,917)		68,955,247
	Par
CORPORATE BONDS - 14.3%
Commercial & Professional Services - 3.0%
Atento Luxco1 SA
12.00% (includes 12.00% PIK), 05/17/2028(a)(c)	$849,497	849,497
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029(a)(c)	508,423	508,423
Cimpress PLC, 7.38%, 09/15/2032(c)	1,696,000	1,695,872
		3,053,792
Consumer Discretionary Distribution & Retail - 3.8%
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(c)	1,750,000	1,715,922
RealReal, Inc., 13.00% (includes 8.75% Cash and 4.25% PIK), 03/01/2029(c)	2,111,785	2,253,010
		3,968,932
Consumer Services - 0.5%
Brinker International, Inc., 8.25%, 07/15/2030(c)	500,000	529,249
Food, Beverage & Tobacco - 1.9%
Turning Point Brands, Inc., 7.63%, 03/15/2032(c)	1,838,000	1,948,999
Media & Entertainment - 2.1%
Skillz, Inc., 10.25%, 12/15/2026(c)	2,216,000	2,203,856
Pharmaceuticals, Biotechnology & Life Sciences - 2.0%
Celgene Corp., 3.90%, 02/20/2028	23,000	23,026
Trulieve Cannabis Corp., 8.00%, 10/06/2026	2,000,000	1,996,880
		2,019,906

The accompanying notes are an integral part of these financial statements.

1

Intrepid Capital Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
CORPORATE BONDS - (Continued)
Telecommunication Services - 1.0%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	$1,000,000	$985,200
TOTAL CORPORATE BONDS (Cost $13,926,102)		14,709,934
	Shares
EXCHANGE TRADED FUNDS - 3.7%
iShares Gold Trust(b)	52,279	3,804,343
TOTAL EXCHANGE TRADED FUNDS (Cost $1,511,974)		3,804,343
	Par
BANK LOANS - 3.0%
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025	$752,214	752,214
STIIIZY T/L (7/25), 15.50%, 07/30/2029	1,451,292	1,436,778
		2,188,992
Telecommunication Services - 0.9%
ViaPath Technologies, Senior Secured First Lien, 11.66% (1 mo. SOFR US + 7.50%), 08/06/2029	990,000	969,334
TOTAL BANK LOANS (Cost $3,151,910)		3,158,326
	Shares
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.8%
Financial Services - 0.8%
Chicago Atlantic Real Estate Finance, Inc.	61,878	791,419
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $938,070)		791,419
PREFERRED STOCKS - 0.6%
Commercial & Professional Services - 0.6%
Atento Class A Preferred Shares, 12.00%, 02/23/2028(a)	815,537	611,653
TOTAL PREFERRED STOCKS (Cost $815,537)		611,653

	Notional Amount	Contracts	Value
PURCHASED OPTIONS - 0.1%(b)
Put Options - 0.1%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 06/30/2026; Exercise Price: $13.23	$ 401,079	38,198	$104,280
TOTAL PURCHASED OPTIONS (Cost $95,304)			104,280

	Contracts
WARRANTS - 0.0%(d)
Pharmaceuticals, Biotechnology & Life Sciences - 0.0%(d)
Green Thumb Industries, Inc., Expires 10/15/2026, Exercise Price $30.02(b)	7,328	4,397
TOTAL WARRANTS (Cost $0)		4,397
	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 10.2%
Invesco Treasury Portfolio - Institutional Class, 3.99%(e)	10,478,115	10,478,115
TOTAL MONEY MARKET FUNDS (Cost $10,478,115)		10,478,115
TOTAL INVESTMENTS - 99.5% (Cost $77,634,929)		$102,617,714
Other Assets in Excess of Liabilities - 0.5%		518,143
TOTAL NET ASSETS - 100.0%		$103,135,857

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
LLC - Limited Liability Company
PIK - Payment in Kind
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
The accompanying notes are an integral part of these financial statements.

2

Intrepid Capital Fund
Schedule of Investments
September 30, 2025(Continued)
(a)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the investment adviser, acting as valuation designee. These securities represented $1,969,573 or 1.9% of net assets as of September 30, 2025.

(b)	Non-income producing security.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $11,704,828 or 11.3% of the Fund’s net assets.

(d)	Represents less than 0.05% of net assets.
(e)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

3

Intrepid Income Fund
Schedule of Investments
September 30, 2025

	Par	Value
CORPORATE BONDS - 79.1%
Automobiles & Components - 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 03/31/2029(a)	$1,500,000	$1,469,913
Capital Goods - 2.6%
Icahn Enterprises LP
6.25%, 05/15/2026	5,609,000	5,606,730
10.00%, 11/15/2029(a)	13,400,000	13,511,515
9.00%, 06/15/2030	10,000,000	9,655,140
		28,773,385
Commercial & Professional Services - 9.3%
Atento Luxco1 SA
12.00% (includes 12.00% PIK), 05/17/2028(a)(b)	8,575,710	8,575,710
20.00% (includes 10.00% Cash and 10.00% PIK), 11/30/2029(a)(b)	3,982,594	3,982,594
Cimpress PLC, 7.38%, 09/15/2032(a)	21,123,000	21,121,394
Conduent Business Services LLC, 6.00%, 11/01/2029(a)	29,676,000	28,709,073
Deluxe Corp.
8.00%, 06/01/2029(a)	16,039,000	16,017,852
8.13%, 09/15/2029(a)	7,043,000	7,366,654
Pitney Bowes, Inc.
6.88%, 03/15/2027(a)	1,702,000	1,702,186
7.25%, 03/15/2029(a)	16,694,000	16,974,442
		104,449,905
Consumer Discretionary Distribution & Retail - 8.5%
Dick’s Sporting Goods, Inc., 4.00%, 10/01/2029(a)	25,114,000	24,624,950
Macy’s Retail Holdings LLC
6.38%, 03/15/2037	16,369,000	15,123,810
5.13%, 01/15/2042	1,550,000	1,226,128
RealReal, Inc., 13.00% (includes 8.75% Cash and 4.25% PIK), 03/01/2029(a)	39,637,171	42,287,907
Upbound Group, Inc., 6.38%, 02/15/2029(a)	12,893,000	12,741,617
		96,004,412
Consumer Durables & Apparel - 2.6%
Beach Acquisition Bidco LLC, 10.00% (or 10.75% PIK), 07/15/2033(a)	26,700,000	28,869,402
Consumer Services - 7.4%
Brinker International, Inc., 8.25%, 07/15/2030(a)	15,120,000	16,004,490
Full House Resorts, Inc., 8.25%, 02/15/2028(a)	29,633,000	27,531,469
GrubHub Holdings, Inc., 13.00%, 07/31/2030(a)	19,645,000	19,704,716

	Par	Value
Raising Cane’s Restaurants LLC, 9.38%, 05/01/2029(a)	$18,690,000	$19,646,760
		82,887,435
Consumer Staples Distribution & Retail - 3.5%
KeHE Distributors LLC, 9.00%, 02/15/2029(a)	13,463,000	14,181,816
United Natural Foods, Inc., 6.75%, 10/15/2028(a)	24,971,000	25,019,861
		39,201,677
Energy - 4.7%
Alliance Resource Operating Partners LP, 8.63%, 06/15/2029(a)	7,445,000	7,867,258
Bristow Group, Inc., 6.88%, 03/01/2028(a)	22,526,000	22,667,103
CVR Energy, Inc., 8.50%, 01/15/2029(a)	9,262,000	9,473,984
Petroleos Mexicanos, 6.88%, 10/16/2025	13,130,000	13,121,292
		53,129,637
Equity Real Estate Investment Trusts (REITs) - 2.5%
Diversified Healthcare Trust
0.00%, 01/15/2026(a)(c)	6,044,000	5,982,419
4.75%, 02/15/2028	5,000,000	4,770,943
7.25%, 10/15/2030(a)	17,000,000	17,310,137
		28,063,499
Financial Services - 13.4%
Advanced Flower Capital, Inc., 5.75%, 05/01/2027(a)	7,000,000	6,836,976
Enceladus Development Venture III LLC, 10.00%, 12/30/2025(a)	2,111,111	2,058,333
EZCORP, Inc., 7.38%, 04/01/2032(a)	11,000,000	11,747,868
FirstCash, Inc., 5.63%, 01/01/2030(a)	20,596,000	20,575,211
Great Ajax Operating Partnership LP, 9.88%, 09/01/2027(a)(d)	20,500,000	20,163,151
Green Dot Corp., 8.75%, 09/15/2029(a)	10,000,000	10,140,952
LD Holdings Group LLC, 8.75%, 11/01/2027(a)	7,000,000	6,923,846
PennyMac Mortgage Investment Trust, 9.00%, 02/15/2030(e)	200,000	5,098,000
PHH Escrow Issuer LLC, 9.88%, 11/01/2029(a)	20,000,000	20,291,342
PRA Group, Inc.
5.00%, 10/01/2029(a)	16,898,000	15,709,643
8.88%, 01/31/2030(a)	8,545,000	8,829,026
ReadyCap Holdings LLC, 9.38%, 03/01/2028(a)	5,000,000	4,986,260

The accompanying notes are an integral part of these financial statements.

4

Intrepid Income Fund
Schedule of Investments
September 30, 2025(Continued)

		Par	Value
CORPORATE BONDS - (Continued)
Financial Services - (Continued)
RithmCapital Corp.
8.00%, 04/01/2029(a)		$12,000,000	$12,292,944
8.00%, 07/15/2030(a)		5,000,000	5,120,725
			150,774,277
Food, Beverage & Tobacco - 2.5%
Becle SAB de CV, 2.50%, 10/14/2031(a)		4,315,000	3,731,431
Turning Point Brands, Inc., 7.63%, 03/15/2032(a)		23,012,000	24,401,717
			28,133,148
Health Care Equipment & Services - 1.7%
Prosomnus 8% 12/31/2026, 8.00% (includes 8.00% PIK), 12/31/2026(b)		3,330,693	3,330,693
Varex Imaging Corp., 7.88%, 10/15/2027(a)		14,923,000	15,241,099
			18,571,792
Materials - 1.7%
Warrior Met Coal, Inc., 7.88%, 12/01/2028(a)		18,372,000	18,724,182
Media & Entertainment - 6.1%
ANGI Group LLC, 3.88%, 08/15/2028(a)		26,368,000	24,805,696
Gray Media, Inc., 10.50%, 07/15/2029(a)		9,000,000	9,731,493
Skillz, Inc., 10.25%, 12/15/2026(a)		26,188,000	26,044,490
Verve Group SE, 6.02% (3 mo. EURIBOR + 4.00%), 04/01/2029(a)	EUR	7,000,000	8,167,567
			68,749,246
Pharmaceuticals, Biotechnology & Life Sciences - 2.3%
Trulieve Cannabis Corp., 8.00%, 10/06/2026		26,349,000	26,307,896
Real Estate Management & Development - 1.0%
Five Point Operating Co. LP, 8.00%, 10/01/2030(a)		11,209,000	11,380,789
Software & Services - 5.1%
Citrix Systems, Inc., 4.50%, 12/01/2027		11,474,000	10,990,141
Twilio, Inc., 3.88%, 03/15/2031		30,357,000	28,561,441
Unisys Corp., 10.63%, 01/15/2031(a)		17,225,000	18,367,035
			57,918,617
Technology Hardware & Equipment - 2.0%
Xerox Corp.
10.25%, 10/15/2030(a)		13,600,000	13,833,185
13.50%, 04/15/2031(a)		9,000,000	8,721,465
			22,554,650

	Par	Value
Telecommunication Services - 1.1%
Cincinnati Bell Telephone Co. LLC, 6.30%, 12/01/2028	$12,745,000	$12,556,374
Transportation - 1.0%
CHC Group LLC, 11.75%, 09/01/2030(a)	11,300,000	11,143,467
TOTAL CORPORATE BONDS (Cost $865,237,237)		889,663,703
BANK LOANS - 10.4%
Consumer Discretionary Distribution & Retail - 0.1%
Jill Acquisition LLC, Senior Secured First Lien, 12.45% (3 mo. SOFR US + 8.00%), 05/08/2028	1,306,154	1,308,609
Consumer Durables & Apparel - 1.6%
Peloton Interactive, Inc., Senior Secured First Lien, 9.82% (1 mo. SOFR US + 5.50%), 05/23/2029	17,864,322	18,145,685
Consumer Services - 0.5%
Catawba Nation Gaming Authority, Senior Secured First Lien, 9.05% (1 mo. SOFR US + 4.75%), 02/28/2032	6,000,000	6,140,640
Consumer Staples Distribution & Retail - 0.3%
United Natural Foods, Inc., First Lien, 9.07% (1 mo. Term SOFR + 4.75%), 04/25/2031	3,912,321	3,940,040
Energy - 1.1%
HighPeak Energy, Inc., Senior Secured First Lien, 11.95% (3 mo. SOFR US + 7.50%), 09/30/2026	12,000,000	12,067,500
Financial Services - 1.6%
Chicago Atlantic Real Estate Finance, Inc., 9.00% (Fixed Rate), 10/18/2028	17,500,000	17,521,875
Pharmaceuticals, Biotechnology & Life Sciences - 2.1%
Common Citizen Senior Secured Term Loan, 11.50%, 12/31/2025	10,036,155	10,036,155
STIIIZY T/L (7/25), 15.50%, 07/30/2029	13,548,708	13,413,220
		23,449,375

The accompanying notes are an integral part of these financial statements.

5

Intrepid Income Fund
Schedule of Investments
September 30, 2025(Continued)

	Par	Value
BANK LOANS - (Continued)
Software & Services - 0.3%
LXKernelmatter, 10.50% (Includes 10.50% PIK), 08/14/2026(b)	$3,446,837	$3,446,837
Telecommunication Services - 2.8%
ViaPath Technologies, Senior Secured First Lien, 11.66% (1 mo. SOFR US + 7.50%), 08/06/2029	31,754,673	31,091,794
TOTAL BANK LOANS (Cost $116,827,173)		117,112,355
CONVERTIBLE BONDS - 4.4%
Consumer Discretionary Distribution & Retail - 0.6%
Groupon, Inc., 4.88%, 06/30/2030	7,750,000	7,157,712
Energy - 2.3%
Green Plains, Inc., 2.25%, 03/15/2027	27,400,000	26,312,740
Financial Services - 1.5%
PennyMac Corp.
5.50%, 03/15/2026	7,110,000	7,095,780
8.50%, 06/01/2029	9,000,000	9,301,500
		16,397,280
TOTAL CONVERTIBLE BONDS (Cost $47,540,365)		49,867,732
	Shares
PREFERRED STOCKS - 2.0%
Commercial & Professional Services - 0.3%
Atento Class A Preferred Shares, 12.00%, 02/23/2028(b)	5,587,837	4,190,878
Financial Services - 0.9%
Rithm Capital Corp., Series E, 8.75%, Perpetual	400,000	9,944,000
Materials - 0.8%
Ramaco Resources, Inc.
8.38%, 11/30/2029(f)	146,575	3,637,552
8.25%, 07/31/2030(f)	200,000	5,122,000
		8,759,552
TOTAL PREFERRED STOCKS (Cost $24,242,217)		22,894,430
COMMON STOCKS - 1.0%
Commercial & Professional Services - 0.0%(g)
ATENTO SA(b)(f)	661,412,762	0
Financial Services - 0.9%
Chicago Atlantic BDC, Inc.	717,987	7,538,863
Southern Realty Trust, Inc.(f)	125,000	2,500,000

	Shares	Value
SRT_Blocker(f)	50,000	$0
		10,038,863
Health Care Equipment & Services - 0.1%
Prosomnus Restructured Equity(b)(f)	1,584,196	1,584,196
TOTAL COMMON STOCKS (Cost $15,257,091)		11,623,059
REAL ESTATE INVESTMENT TRUSTS - COMMON - 0.3%
Financial Services - 0.3%
Chicago Atlantic Real Estate Finance, Inc.	140,905	1,802,175
Southern Realty Trust, Inc.(f)	50,000	1,000,000
TOTAL REAL ESTATE INVESTMENT TRUSTS - COMMON (Cost $3,219,254)		2,802,175

	Notional Amount	Contracts
PURCHASED OPTIONS - 0.2%(f)
Put Options - 0.2%
Lien_Put, Counterparty: Chicago Atlantic Advisers, LLC, Expiration: 10/01/2025; Exercise Price: $13.23	$7,538,864	717,987	1,960,105
TOTAL PURCHASED OPTIONS (Cost $1,791,378)			1,960,105

	Shares
SHORT-TERM INVESTMENTS
MONEY MARKET FUNDS - 1.7%
Invesco Treasury Portfolio - Institutional Class, 3.99%(h)	19,023,336	19,023,336
TOTAL MONEY MARKET FUNDS (Cost $19,023,336)		19,023,336
TOTAL INVESTMENTS - 99.1% (Cost $1,093,138,051)		$1,114,946,895
Other Assets in Excess of Liabilities - 0.9%		10,675,711
TOTAL NET ASSETS - 100.0%		$1,125,622,606

Par amount is in USD unless otherwise indicated.
Percentages are stated as a percent of net assets.
The Global Industry Classification Standard (“GICS®”) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.
The accompanying notes are an integral part of these financial statements.

6

Intrepid Income Fund
Schedule of Investments
September 30, 2025(Continued)
EURIBOR - Euro Interbank Offered Rate
LLC - Limited Liability Company
LP - Limited Partnership
PIK - Payment in Kind
PLC - Public Limited Company
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
EUR - Euro
(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional buyers. As of September 30, 2025, the value of these securities total $753,315,115 or 66.9% of the Fund’s net assets.

(b)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the investment adviser, acting as valuation designee. These securities represented $25,110,908 or 2.2% of net assets as of September 30, 2025.

(c)	Zero coupon bonds make no periodic interest payments.
(d)	Step coupon bond. The rate disclosed is as of September 30, 2025.
(e)	Security issued as a “Baby Bond”, with a par value of $25 per bond.
(f)	Non-income producing security.
(g)	Represents less than 0.05% of net assets.
(h)	The rate shown represents the 7-day annualized yield as of September 30, 2025.
The accompanying notes are an integral part of these financial statements.

7

Intrepid Income Fund
Schedule of Forward Currency Contracts
September 30, 2025

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
State Street Bank & Trust Co.	10/01/2025	USD	8,378,430	EUR	7,106,242	$34,818
State Street Bank & Trust Co.	01/02/2026	USD	8,382,158	EUR	7,107,620	(8,213)
Net Unrealized Appreciation (Depreciation)						$26,605

EUR - Euro
USD - United States Dollar
The accompanying notes are an integral part of these financial statements.

8

Intrepid Funds
STATEMENTS OF ASSETS AND LIABILITIES
September 30, 2025

	Intrepid Capital Fund	Intrepid Income Fund
ASSETS:
Investments, at value(1)	$102,617,714	$1,114,946,895
Income receivable	699,937	20,751,462
Receivable for fund shares sold	99,852	1,973,126
Receivable for investments sold	80,200	6,885,677
Appreciation on forward currency contracts	—	26,605
Other assets	42,373	78,133
Total assets	103,540,076	1,144,661,898
LIABILITIES:
Payable for fund shares redeemed	140,149	3,930,156
Payable for investment securities purchased	80,000	13,224,006
Payable to Investment Adviser	44,167	640,983
Payable to Custodian	2,572	15,017
Distribution payable	7,827	804,422
Accrued distribution fees	44,255	—
Other expenses payable	85,249	424,708
Total liabilities	404,219	19,039,292
TOTAL NET ASSETS	$103,135,857	$1,125,622,606
Net Assets Consist of:
Capital stock	103,962,324	1,133,162,604
Total distributable earnings	(826,467)	(7,539,998)
Total net assets	$ 103,135,857	$1,125,622,606
Investor Class
Net assets	$31,225,317	$—
Shares outstanding	2,270,924	—
Institutional Class
Net assets	$71,910,540	$1,125,622,606
Shares outstanding	5,201,138	123,813,783
Total shares outstanding (unlimited shares of no par value authorized)	7,472,062	123,813,783
Investor Class Net asset value, offering and redemption price per share(2)	13.75	—
Institutional Class Net asset value, offering and redemption price per share(2)	13.83	9.09
(1) Cost of Investments	$77,634,929	$1,093,138,051
(2) If applicable, redemption price per share may be reduced by a 2.00% redemption fee for shares redeemed within 30 days of purchase.

See notes to financial statements.

9

Intrepid Funds
Statements of Operations
For the Year Ended September 30, 2025

	Intrepid Capital Fund	Intrepid Income Fund
INVESTMENT INCOME:
Dividend income	$970,068	$4,386,072
Interest income	2,300,270	78,689,927
Total investment income	3,270,338	83,075,999
EXPENSES:
Advisory fees (See Note 3)	843,187	6,901,319
Administration fees	100,280	722,280
Fund accounting fees	74,478	259,507
Distribution (12b-1) fees - Investor Class Only (See Note 4)	71,888	—
Legal fees	65,044	81,232
Shareholder servicing fees and expenses	62,958	303,086
Federal and state registration	38,090	67,002
Audit fees	13,865	155,762
Trustees fees and expenses	13,866	140,828
Reports to shareholders	12,538	49,725
Miscellaneous	7,477	28,692
Custody fees	6,035	52,869
Expenses previously waived and recouped by Adviser	—	54,400
Insurance	2,105	15,068
Total expenses before Adviser waiver	1,311,811	8,831,770
Expenses waived and/or recouped by Adviser (See Note 3)	(270,258)	(37,331)
Total net expenses	1,041,553	8,794,439
Net investment income	2,228,785	74,281,560
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments and foreign currency translation	5,329,816	(2,806,709)
Forward currency contracts	—	(281,178)
Net change in unrealized appreciation (depreciation) on:
Investments and foreign currency translation	3,753,283	7,031,049
Forward currency contracts	—	(54,938)
Net realized and unrealized gain	9,083,099	3,888,224
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$11,311,884	$78,169,784

See notes to financial statements

10

INTREPID FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Intrepid Capital Fund
	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income	$2,228,785	$1,518,130
Net realized gain (loss) on investments and foreign currency translation	5,329,816	(510,125)
Net change in unrealized appreciation	3,753,283	6,590,931
Net increase in assets resulting from operations	11,311,884	7,598,936
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders - Investor Class	(723,123)	(384,456)
Net dividends and distributions to shareholders - Institutional Class	(1,507,751)	(1,157,138)
Total dividends and distributions	(2,230,874)	(1,541,594)
CAPITAL SHARE TRANSACTIONS:
Net assets from reorganization - Investor Class (Note 9)	22,502,681	—
Net assets from reorganization - Institutional Class (Note 9)	15,523,515	—
Proceeds from shares sold - Investor Class	1,181,422	958,202
Proceeds from shares sold - Institutional Class	18,782,485	3,567,577
Proceeds from shares issued to holders in reinvestment of dividends - Investor Class	685,816	358,923
Proceeds from shares issued to holders in reinvestment of dividends - Institutional Class	1,499,729	1,149,112
Cost of shares redeemed - Investor Class(1)	(8,221,417)	(2,165,446)
Cost of shares redeemed - Institutional Class(2)	(5,315,377)	(5,475,829)
Net increase (decrease) in net assets from capital share transactions	46,638,854	(1,607,461)
Total increase (decrease) in net assets	55,719,864	4,449,881
NET ASSETS:
Beginning of Year	47,415,993	42,966,112
End of Year	$103,135,857	$47,415,993

(1)	Net of redemption fees of $111 and $23, respectively.
(2)	Net of redemption fees of $0 and $146, respectively.
See notes to financial statements

11

INTREPID FUNDS
STATEMENTS OF CHANGES IN NET ASSETS

	Intrepid Income Fund
	Year Ended September 30,
	2025	2024
OPERATIONS:
Net investment income	$74,281,560	$43,536,303
Net realized loss on investments and foreign currency translation	(3,087,887)	(7,681,542)
Net change in unrealized appreciation	6,976,111	29,121,419
Net increase in assets resulting from operations	78,169,784	64,976,180
DISTRIBUTIONS TO SHAREHOLDERS:
Net dividends and distributions to shareholders from ordinary income	(74,271,194)	(43,350,920)
Net Dividends and Distributions to shareholders from return of capital	(266,068)	—
Total dividends and distributions	(74,537,262)	(43,350,920)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	585,974,896	456,715,962
Proceeds from shares issued to holders in reinvestment of dividends	66,739,831	39,465,086
Cost of shares redeemed(1)	(287,022,949)	(120,596,769)
Net increase in net assets from capital share transactions	365,691,778	375,584,279
Total increase in net assets	369,324,300	397,209,539
NET ASSETS:
Beginning of Year	756,298,306	359,088,767
End of Year	$1,125,622,606	$756,298,306

(1)	Net of redemption fees of $68,936 and $50,516, respectively.
See notes to financial statements

12

INTREPID CAPITAL FUND - INVESTOR CLASS
FINANCIAL HIGHLIGHTS
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year Ended September 30,
	2025	2024	2023	2022	2021
NET ASSET VALUE:
Beginning of period	$12.21	$10.66	$9.88	$11.69	$9.58
OPERATIONS:
Net investment income(1)	0.32	0.37	0.46	0.25	0.16
Net realized and unrealized gain (loss) on investment securities	1.52	1.56	0.78	(1.80)	2.16
Total from operations(2)	1.84	1.93	1.24	(1.55)	2.32
LESS DISTRIBUTIONS:
From net investment income	(0.30)	(0.38)	(0.46)	(0.24)	(0.16)
From return of capital	—	—	—	(0.02)	(0.05)
Total distributions	(0.30)	(0.38)	(0.46)	(0.26)	(0.21)
NET ASSET VALUE:
End of period	$13.75	$12.21	$10.66	$9.88	$11.69
Total return	15.29%	18.26%	12.67%	−13.39%	24.30%
Net assets at end of period (000s omitted)	$31,225	$12,515	$11,733	$14,244	$19,764
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.71%	1.93%	1.98%	1.92%	1.82%
After expense reimbursement	1.40%	1.36%	1.28%	1.40%	1.40%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	2.20%	2.64%	3.62%	1.65%	1.04%
After expense reimbursement	2.51%	3.21%	4.32%	2.17%	1.46%
Portfolio turnover rate	47%	33%	57%	36%	17%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
See notes to financial statements.

13

Intrepid Capital Fund - Institutional Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year Ended September 30,
	2025	2024	2023	2022	2021
NET ASSET VALUE:
Beginning of period	$12.27	$10.71	$9.92	$11.72	$9.59
OPERATIONS:
Net investment income(1)	0.35	0.40	0.48	0.27	0.19
Net realized and unrealized gain (loss) on investment securities	1.54	1.57	0.79	(1.80)	2.17
Total from operations(2)	1.89	1.97	1.27	(1.53)	2.36
LESS DISTRIBUTIONS:
From net investment income	(0.33)	(0.41)	(0.48)	(0.24)	(0.16)
From return of capital	—	—	—	(0.03)	(0.07)
Total distributions	(0.33)	(0.41)	(0.48)	(0.27)	(0.23)
NET ASSET VALUE:
End of period	$13.83	$12.27	$10.71	$9.92	$11.72
Total return	15.61%	18.52%	12.85%	−13.23%	24.72%
Net assets at end of period (000s omitted)	$71,911	$34,901	$31,234	$29,083	$35,318
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	1.48%	1.72%	1.84%	1.67%	1.57%
After expense reimbursement	1.15%	1.15%	1.13%	1.15%	1.15%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	2.39%	2.84%	3.79%	1.91%	1.29%
After expense reimbursement	2.71%	3.41%	4.50%	2.43%	1.71%
Portfolio turnover rate	47%	33%	57%	36%	17%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
See notes to financial statements.

14

Intrepid Income Fund - Institutional Class
Financial Highlights
Per share data for a share of capital stock outstanding for the entire period and selected information for the period are as follows:

	Year Ended September 30,
	2025	2024	2023	2022	2021
NET ASSET VALUE:
Beginning of period	$9.07	$8.68	$8.80	$9.78	$8.93
OPERATIONS:
Net investment income(1)	0.73	0.75	0.83	0.64	0.61
Net realized and unrealized gain (loss) on investment securities	0.01	0.37	(0.14)	(0.97)	0.84
Total from operations(2)	0.74	1.12	0.68	(0.33)	1.45
LESS DISTRIBUTIONS:
From net investment income	(0.72)	(0.73)	(0.81)	(0.65)	(0.60)
From return of capital	—(3)	—	—	—	—
Total distributions	(0.72)	(0.73)	(0.81)	(0.65)	(0.60)
NET ASSET VALUE:
End of period	$9.09	$9.07	$8.68	$8.80	$9.78
Total return	8.53%	13.47%	8.06%	−3.59%	16.62%
Net assets at end of period (000s omitted)	$1,125,623	$756,298	$359,089	$276,954	$265,212
RATIO OF EXPENSES TO AVERAGE NET ASSETS:
Before expense reimbursement	0.96%	1.00%	1.03%	0.98%	1.04%
After expense reimbursement	0.96%	0.97%	0.90%	0.91%	0.91%
RATIO OF NET INVESTMENT INCOME TO AVERAGE NET ASSETS:
Before expense reimbursement	8.07%	8.40%	9.18%	6.68%	6.25%
After expense reimbursement	8.07%	8.42%	9.31%	6.75%	6.38%
Portfolio turnover rate	86%	99%	112%	146%	94%

(1)	Net investment income per share is calculated using the average shares outstanding method.
(2)	Total from investment operations per share includes redemption fees of less than $0.01 per share.
(3)	The amount represents less than $0.01 per share.
See notes to financial statements.

15

Intrepid Funds
Notes to Financial Statements
September 30, 2025
1. ORGANIZATION
Intrepid Capital Management Funds Trust (the “Trust”) was organized as a Delaware Statutory Trust on August 27, 2004 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company issuing shares in series, each series representing a distinct portfolio with its own investment objectives and policies. At September 30, 2025, the Trust consisted of two series (the “Funds” and each a “Fund”): Intrepid Capital Fund and Intrepid Income Fund. The Intrepid Capital Fund’s Investor Class commenced operations on January 3, 2005, the Intrepid Capital Fund’s Institutional Class commenced operations on April 30, 2010, the Intrepid Income Fund’s Investor Class commenced operations on July 2, 2009 and ceased operations on January 31, 2014. Effective as of the close of business on January 31, 2014 all Investor Class shares of the Intrepid Income Fund were converted into Institutional Class shares. The Intrepid Income Fund’s Institutional Class commenced operations on August 16, 2010. On August 20, 2024, the Board of Trustees (the “Board”) of the Trust approved: (1) a plan of reorganization pursuant to which the Intrepid Small Cap Fund (the “Small Cap Fund”) was reorganized into the Intrepid Capital Fund (the “Capital Fund”); and (2) the subsequent liquidation and dissolution of the Small Cap Fund, effective on November 22, 2024. The reorganization, which was tax free to the shareholders of the Small Cap Fund and was subject to customary closing conditions, was effected by transferring all of the assets and liabilities of the Small Cap Fund to the Capital Fund in exchange for shares of the Capital Fund, with the shares of the Capital Fund being distributed pro rata by the Small Cap Fund to its shareholders. Details of the Reorganization are further described in Note 9 – Fund Reorganization.
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States (“GAAP”). The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946, Investment Companies.
Valuation of Securities – Fair value prices represent any prices not considered market value prices and are either obtained from a third-party pricing service or are determined by Intrepid Capital Management, Inc. (the “Adviser”), in accordance with valuation procedures approved by the Board, and in accordance with provisions of the 1940 Act and rules thereunder. The Trust has adopted authoritative fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below. With regard to Level 2 prices, other significant observable inputs include quoted prices from similar securities, interest rates, prepayment speeds, credit risk, and, as applicable, the application of the fair value methodologies established by the Adviser, as discussed below. With regard to Level 3 prices, significant unobservable inputs include the application of the fair value methodologies established by the Adviser.
Level 1 –	Quoted prices in active markets for identical securities.
Level 2 –	Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 –	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The Board has appointed the Adviser as the Funds’ valuation designee under Rule 2a-5 of the 1940 Act, to perform all fair valuations of the Funds’ portfolio investments, subject to the Board’s oversight. As the valuation designee, the Adviser has established methodologies for its fair valuation of the Funds’ portfolio investments. Specifically, securities or other assets for which there are no readily available market quotations are valued at their fair value as determined by the Adviser, as the valuation designee. The fair value of a security is the amount which a Fund might reasonably expect to receive upon a current sale. The fair value of a security may differ from the last quoted price and a Fund may not be able to sell a security at the fair value. In determining fair value, the Adviser considers all relevant qualitative and quantitative information available including news regarding significant market or security specific events. For

16

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
securities that do not trade during NYSE hours, fair value determinations are based on analyses of market movements after the close of those securities’ primary markets, and may include reviews of developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. As appropriate, the Adviser uses independent pricing services and independent valuation advisory firms to assist in calculating the value of each Fund’s securities or other assets. Such services and firms are subject to the oversight of the Adviser.
Equity investments, including common stocks, foreign issued common stocks, exchange-traded funds, registered closed end funds, real estate investments trusts and certain preferred securities, which are traded on an exchange (other than The NASDAQ OMX Group, Inc., referred to as “NASDAQ”) are valued at the last sale price reported by the exchange on which the securities are primarily traded on the day of valuation. Securities that are traded on NASDAQ under one of its three listing tiers, NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market, are valued at the NASDAQ Official Closing Price. If there are no sales on a given day for securities traded on an exchange, the latest mean quotation will be used. If there is no Nasdaq Official Closing Price for a Nasdaq-listed security or sale price available for an over-the-counter security, the latest mean quotations from Nasdaq will be used. When using the market quotations or closing price provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. When using the latest mean quotation, the security will be classified as Level 2.
Investment in mutual funds, including money market funds, are generally priced at the ending net asset value (NAV) provided by the service agent of the funds and will be classified as Level 1 securities.
Purchased options are valued at the mean of the bid and ask price on the primary exchange on which the option trades and are categorized as level 1 of the fair value hierarchy. If there is not a bid and ask price on the primary exchange on which the option trades, or if the Adviser determines that the mean of the bid and ask price does not accurately reflect the current value, the option will be valued at fair value as determined under the fair value pricing procedures and may be categorized as level 2 or level 3, as appropriate.
Debt securities, such as corporate bonds, convertible bonds, bank loans, and U.S. government agency issues for which market quotations are not readily available may be valued based on information supplied by independent pricing services using matrix pricing formulas and/or independent broker bid quotations. Debt securities with remaining maturities of 60 days or less may be valued on an amortized cost basis to the extent it is equivalent to fair value, which involves valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating rates on the fair value of the instrument. Amortized cost will not be used if it does not approximate fair value, due to credit or other impairments of the issuer. These securities will generally be classified as Level 2 securities. Warrants for which the underlying security is registered and equities which are subject to a required holding period, but have a comparable public issue, are valued in good faith by the adviser pursuant to procedures established under the general supervision and responsibility of the Board. These securities will generally be classified as Level 2 securities. If the warrant is exchange traded and the official closing price of the exchange is used, these instruments are classified as Level 1 securities.
Other securities or instruments for which reliable market quotations are not available are valued by the Adviser using valuation methodologies applied on a consistent basis and in accordance with the specific facts and circumstances of each investment. Because fair value determinations for these securities require significant judgment, the Adviser considers a variety of quantitative and qualitative factors. Depending on the nature of the security, the fair valuation methodologies may include, as appropriate: (1) evaluation of relevant factors such as the issuer’s recent operating performance, capital structure, liquidity profile, pricing history, and current market conditions observed for the issuer or sector; (2) comparison to values, yields, and pricing of securities with comparable credit profiles, maturities, covenant packages, and seniority levels, including reference to observable market indices (e.g., ICE BofAML high-yield benchmarks) and recent transactions in comparable debt or equity instruments; (3) analysis of historical and projected financial information for the issuer, including updated cash-flow forecasts, restructuring outcomes, covenant compliance expectations, and other issuer-specific developments; and (4) other security-specific factors relevant to the valuation, which may include the incorporation of treasury benchmark rates; observable market yields for similarly rated corporate debt; borrower-specific credit spreads; covenant strength; collateral coverage analyses; expected repayment profiles; modeling of future cash flows under discounted-cash-flow approaches; application of guideline-

17

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
public-company valuation multiples; discounts for lack of marketability; and, where applicable, allocation methodologies such as option-pricing methods or recovery-based analyses. These securities will generally be classified as Level 3 Securities. Fair values may differ from the values that would have been used had an active, liquid market for the investments existed, and such differences could be material to the financial statements.
Forward currency contracts derive their value from the underlying currency prices. These are valued by a pricing service using pricing models. The models use inputs that are observed from active markets, such as exchange rates. These contracts are classified as Level 2.
The inputs of methodology used for valuing securities may not be an indication of the risk associated with investing in those securities.
As of September 30, 2025, the Funds’ assets and liabilities carried at fair value were classified as follows:
Intrepid Capital Fund

Description	Level 1	Level 2	Level 3	Total
Assets
Total Common Stocks*	$68,955,247	$—	$—	$68,955,247
Total Corporate Bonds*	—	13,352,014	1,357,920	14,709,934
Total Exchange Traded Funds*	3,804,343	—	—	3,804,343
Total Bank Loans*	—	3,158,326	—	3,158,326
Total Real Estate Investment Trusts*	791,419	—	—	791,419
Total Preferred Stock*	—	—	611,653	611,653
Total Purchased Options*	—	104,280	—	104,280
Total Warrants*	—	4,397	—	4,397
Money Market Fund*	10,478,115	—	—	10,478,115
Total Assets	$84,029,124	$16,619,017	$1,969,573	102,617,714

*	For further information regarding security characteristics, please see the Schedule of Investments.
Intrepid Income Fund

	Level 1	Level 2	Level 3	Total
Assets
Total Corporate Bonds*	$5,098,000	$868,676,706	$15,888,997	$889,663,703
Total Bank Loans*	—	113,665,518	3,446,837	117,112,355
Total Convertible Bonds*	—	49,867,732	—	49,867,732
Total Preferred Stock*	15,066,000	3,637,552	4,190,878	22,894,430
Total Common Stock*	7,538,863	2,500,000	1,584,196	11,623,059
Total Real Estate Investment Trusts*	1,802,175	1,000,000	—	2,802,175
Purchased Options*	—	1,960,105	—	1,960,105
Money Market Fund*	19,023,336	—	—	19,023,336
Unrealized Appreciation on Forward Currency Contracts	—	34,818	—	34,818
Total Assets	$48,528,374	$1,041,342,431	$25,110,908	$1,114,981,713
Unrealized Depreciation on Forward Currency Contracts	—	(8,213)	—	(8,213)
Total Liabilities	—	(8,213)	—	(8,213)

*	For further information regarding security characteristics, please see the Schedule of Investments.

18

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
Below is a reconciliation that details the activity of securities in Level 3 during the current fiscal period.
Intrepid Capital Fund

	Common Stock	Preferred Stock	Corporate Bonds
Beginning Balance - October 1, 2024	$434,513	$815,537	$1,206,766
Purchases	—	—	151,154
Sales	—	—	—
Realized gains	—	—	—
Realized losses	—	—	—
Change in unrealized appreciation	(434,513)	(203,884)	—
Net Transfers Into Level 3	—	—	—
Net Transfers Out of Level 3	—	—	—
Ending Balance - September 30, 2025	$—	$611,653	$1,357,920

Intrepid Income Fund

	Common Stock	Preferred Stock	Corporate Bonds	Bank Loan
Beginning Balance - October 1, 2024	$2,976,357	$5,587,837	$10,662,263	$2,940,000
Purchases	—	—	1,840,989	435,556
Sales	—	—	—	(3,015,746)
Realized gains	—	—	—	40,390
Realized losses	—	—	—	—
Change in unrealized appreciation	(2,976,357)	(1,396,959)	285,736	246,637
Net Transfers Into Level 3	1,584,196	—	3,100,009	2,800,000
Net Transfers Out of Level 3	—	—	—	—
Ending Balance - September 30, 2025	$1,584,196	$4,190,878	$15,888,997	$3,446,837

As of September 30, 2025, the change in unrealized appreciation on the positions still held in the Intrepid Capital Fund was $(638,397) and was $(3,860,553) for the Intrepid Income Fund.
The following table presents additional information about valuation methodologies and inputs used for investments that are measured at fair value and categorized within Level 3.

Fund	Type of Security	Industry	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Inputs	Range
Intrepid Capital Fund	Common Stock	Commercial & Professional Services	$—	Market Approach	EBITDA Multiples	2.9X - 3.5X
					Discount for lack of Marketability	20%
Intrepid Capital Fund	Preferred Stock	Commercial & Professional Services	$611,653	Market Approach/ Recovery Analysis	EBITDA Multiples	2.9X - 3.5X
Intrepid Capital Fund	Corporate Bonds	Commercial & Professional Services	$849,497	Discounted Cash Flow	Discount Rate	12.25% to 13.25%

19

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)

Fund	Type of Security	Industry	Fair Value at 9/30/2025	Valuation Techniques	Unobservable Inputs	Range
Intrepid Capital Fund	Corporate Bonds	Commercial & Professional Services	$508,423	Discounted Cash Flow	Discount Rate	18.25% to 19.25%
Intrepid Income Fund	Common Stock	Commercial & Professional Services	$—	Market Approach	EBITDA Multiples	2.9X - 3.5X
					Discount for lack of Marketability	20%
Intrepid Income Fund	Common Stock	Health Care Equipment & Services	$1,584,196	Market Approach	EBITDA Multiple	1.7X
					Discount for lack of Marketability	35%
				Guidline Transaction Analysis	EBITDA Multiple	1.7X
					Discount for lack of Marketability	35%
					Minority Discount	30%
				Indexing Analysis	Market Adjustment Factor	4%
Intrepid Income Fund	Preferred Stock	Commercial & Professional Services	$4,190,878	Market Approach/ Recovery Analysis	EBITDA Multiples	2.9X - 3.5X
Intrepid Income Fund	Corporate Bonds	Commercial & Professional Services	$8,575,710	Discounted Cash Flow	Discount Rate	12.25% to 13.25%
Intrepid Income Fund	Corporate Bonds	Commercial & Professional Services	$3,982,594	Discounted Cash Flow	Discount Rate	18.25% to 19.25%
Intrepid Income Fund	Corporate Bonds	Health Care Equipment & Services	$3,330,693	Discounted Cash Flow	Discount Rate	7.00% to 8.00%
Intrepid Income Fund	Bank Loan	Software & Services	$3,446,837	Discounted Cash Flow	Discount Rate	22.00% to 23.00%

The significant unobservable inputs used in the fair value measurement of the the Intrepid Capital Fund and Intrepid Income Fund underlying investments are discount rates, revenue and EBITDA multiples, discounts for lack of marketability, and market adjustment factors. Significant increases (decreases) in unobservable inputs in isolation may have resulted in a higher (lower) fair value measurements.

20

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
Derivative Instruments and Hedging Activities – The Adviser may use derivative instruments, such as forward currency contracts, as a means to manage exposure to different types of risk, including market risk and exchange rate risk, and to gain exposure to underlying securities. During the period ended September 30, 2025, the Intrepid Income Fund held derivative instruments.
Forward Currency Contracts – The Intrepid Income Fund used forward currency contracts during the period for the purpose of hedging exposures to non-U.S. dollar denominated assets. In general the use of these contracts may reduce the overall risk level in a Fund, but may also lower Fund performance. The use of these contracts does not create leverage in the Fund, but does expose the Fund to counterparty credit risk. When the contract is settled, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it settled.
Effect of Forward Currency Contracts on the Statement of Operations for the Period Ended September 30, 2025

	Change in Unrealized Appreciation on Forward Currency Contracts	Realized Loss on Forward Currency Contracts
Intrepid Income Fund	$(54,938)	$(281,177)

The average monthly notional amounts of forward currency contracts during the period ended September 30, 2025 were as follows:

Intrepid Income Fund
Long Positions
Forward currency contracts	$—
Short Positions
Forward currency contracts	$9,927,895

Long position forward currency contracts are received and settled in foreign currency. Short position forward currency contracts are received and settled in U.S. dollar.
At September 30, 2025, the Trust is invested in forward foreign currency contracts in the Income Fund, which is reflected in the Statements of Assets and Liabilities, as follows:

Fund	Risk	Derivative Type	Derivative Assets		Derivative Liability
			Statement of Assets and Liabilities Location	Fair Value Amount	Statement of Assets and Liabilities Location	Fair Value Amount
Intrepid Income Fund	Currency	Forward foreign currency exchange	Unrealized appreciation on foreign forward currency contracts	$ 34,818	Unrealized depreciation on foreign forward currency contracts	$8,213
				$34,818		$8,213

Purchased Options Derivative Instruments – The Intrepid Income Fund may engage in option transactions, including purchasing options to help mitigate potential declines in the value of certain long positions. A call option gives the purchaser, for a premium, the right to buy the underlying security, index, or other instrument at the exercise price, while a put option gives the purchaser the right to sell the underlying instrument at the exercise price. When the Fund purchases an option, it pays a premium that is recorded as an asset and adjusted daily to reflect the option’s current market value. If the option expires unexercised, the Fund records a realized gain or loss equal to the difference between the premium paid and the closing value. If the option is exercised, the premium is recorded as an adjustment to the cost of securities purchased (for calls) or to the proceeds from securities sold (for puts). The difference between the premium paid and the amount received or paid in a closing transaction is also recognized as a realized gain or loss.

21

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
The average monthly value outstanding of options purchased during the fiscal year ended September 30, 2025 for the Intrepid Capital Fund was $74,359, and for the Intrepid Income Fund was $1,397,681.
The following is a summary of the effect of purchased options on the Fund’s Statements of Assets and Liabilities as of September 30, 2025:

Equity Risk Contracts	Investments, at Value
Intrepid Capital Fund Purchased Options	$104,280
Intrepid Income Fund Purchased Options	$1,960,105

The following is a summary of the effect of purchased options on the Fund’s Statements of Operations as of September 30, 2025:

Equity Risk Contracts	Net Realized Gain (Loss) on Investments and Foreign Currency Translation	Net Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Translation
Intrepid Capital Fund Purchased Options	$—	$8,977
Intrepid Income Fund Purchased Options	$ —	$168,727

Offsetting on the Statement of Assets and Liabilities – For financial reporting purposes, the Fund offsets financial assets and financial liabilities that are subject to master netting arrangements or similar agreements within appreciation on forward currency contracts and depreciation on forward currency contracts on the Statements of Assets and Liabilities.
Derivative Risk – The risks of using the types of derivatives in which the Funds may engage include the risk that movements in the value of the derivative may not fully offset or complement instruments currently held in the Funds in the manner intended by the Adviser; the risk that the counterparty to a derivative contract may fail to comply with their obligations to the Fund; the risk that the derivative may not possess a liquid secondary market at a time when the Fund would look to disengage the position; the risk that additional capital from the Fund may be called upon to fulfill the conditions of the derivative contract; and the risk that the cost of the derivative contracts may reduce the overall returns experienced by the Funds.
Use of Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.
Indemnification – In the normal course of business the Funds enter into contracts that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims against the Funds that have not yet occurred. Based on experience, the Funds expect the risk of loss to be remote.
Foreign Currency Transactions – The books and records are maintained in U.S. dollars. Foreign currency denominated transactions (i.e. market value of investment securities, assets and liabilities, purchases and sales of investment securities, and income and expenses) are translated into U.S. dollars at the current rate of exchange. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are reflected in net realized and unrealized gain or loss on investments and foreign currency translation.
The value of a Fund’s foreign investments may be significantly affected by changes in currency exchange rates and the Fund may incur costs in converting securities denominated in foreign currencies to U.S. dollars. Dividends and interest on foreign securities may be subject to foreign withholding taxes, which would reduce the Fund’s income without providing a tax credit for the Fund’s shareholders.
Securities Transactions and Investment Income – The Funds record security transactions based on trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis.

22

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Net realized gains or losses are determined using the identified cost method.
Distribution to Shareholder Policy – Dividends from net investment income, if any, are declared and paid at least monthly or quarterly, for Intrepid Income Fund and Intrepid Capital Fund, respectively. Distributions of net realized capital gains, if any, are declared and paid at least annually.
Federal Income Taxes – The Funds comply with, and intend to continue to comply with, the requirements of Subchapter M of the Internal Revenue Code necessary to qualify as a regulated investment company and to make the requisite distributions of income and capital gains to its shareholders sufficient to relieve it from Federal income taxes.
Allocation of Income, Expenses, and Gains/Losses – Income, expenses (other than those deemed to be attributable to a specific share class), and gains and losses of each Fund are allocated to each class of shares based upon the ratio of net assets represented by each class as a percentage of the net assets of that Fund. Expenses deemed directly attributable to a specific class of shares are charged against the operations of such class. Most Fund expenses are allocated by class based on relative net assets.
Segment Reporting – Each Fund has adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures. Adoption of the standard impacted financial statement disclosures only and did not affect each Fund’s financial position or the results of its operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. The CODM is the President and Chief Executive Officer of each Fund. Each Fund operates as a single operating segment. Each Fund’s income, expenses, assets, changes in net assets resulting from operations and performance are regularly monitored and assessed as a whole by the CODM responsible for oversight functions of the Fund, using the information presented in the financial statements and financial highlights.
Subsequent Events Evaluation – In preparing these financial statements, the Trust has evaluated events and transactions for potential recognition or disclosure resulting from subsequent events after the Statements of Assets and Liabilities date of September 30, 2025 through the date the financial statements were issued.
3. INVESTMENT ADVISER
The Trust has entered into investment advisory agreements (collectively, “Agreement”) with the Adviser, with whom certain officers and Trustees of the Trust are affiliated, to furnish investment advisory services to the Funds. Under the terms of the Agreement, the Trust, on behalf of the Funds, compensates the Adviser for its management services on the Intrepid Capital Fund at the annual rate of 1.00% on the first $500 million of average daily net assets and 0.80% on the Intrepid Capital Fund’s average daily net assets in excess of $500 million, and on the Intrepid Income Fund at the annual rate of 0.75% of that Fund’s average daily net assets.
For the Intrepid Capital Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses in both the Investor Share Class and Institutional Share Class, including organization expenses, to the extent necessary to ensure that operating expenses did not exceed 1.15%. The Investor Share Class may have a Net Expense ratio higher than these expense caps as a result of any sales, distribution and other fees incurred under a plan adopted pursuant to Rule 12b-1 under the 1940 Act, acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. For the Intrepid Income Fund, the Adviser agreed to waive its management fee and/or reimburse other expenses of the Fund, including organization expenses, to the extent necessary to ensure that the Fund’s operating expenses did not exceed 1.00% of average daily net assets. The Fund may have Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement higher than these expense caps as a result of acquired fund fees and expenses or other expenses (such as taxes, interest, brokerage commissions and extraordinary items) that are excluded from the calculation. Any such waivers or reimbursements for the Funds are subject to later adjustment to allow the Adviser to recoup amounts waived or reimbursed to the extent actual fees and expenses on a monthly basis during the fiscal year are less than the respective expense cap limitations,

23

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
provided, however, that the Adviser shall only be entitled to recoup such amounts for a period of three years from the month such amount was waived or reimbursed. Waived/reimbursed expenses subject to potential recovery by year of expiration are as set forth below.

	Year of Expiration
	2026	2027	2028
Intrepid Capital Fund	$310,874	$256,955	$270,258
Intrepid Income Fund	$429,910	$148,093	$37,331

4. DISTRIBUTION PLAN
The Trust, on behalf of the Funds, has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act, which provides that the Funds may reimburse the Funds’ distributor or others at an annual rate of up to 0.25% of the average daily net assets of the Investor Class of the Capital Fund.
Quasar Distributors, LLC serves as distributor to the Funds.
5. INVESTMENT TRANSACTIONS
The aggregate purchases and sales of securities (excluding short-term securities) by the Funds for the period ended September 30, 2025 were as follows:

	Non-U.S. Government		U.S. Government
	Purchases	Sales	Purchases	Sales
Intrepid Capital Fund	$37,548,257	$36,555,269	$—	$—
Intrepid Income Fund	1,116,654,728	729,865,027	—	—

6. CAPITAL SHARE TRANSACTIONS
Intrepid Capital Fund – Investor Class

	Year Ended September 30,
	2025	2024
Shares sold	1,833,984	83,244
Shares issued to holders in reivestment of dividends	53,647	30,261
Shares redeemed	(641,740)	(188,637)
Net decrease in shares	1,245,891	(75,132)
Shares outstanding:
Beginning of year	1,025,033	1,100,165
End of year	2,270,924	1,025,033

Intrepid Capital Fund – Institutional Class

	Year Ended September 30,
	2025	2024
Shares sold	2,646,710	312,312
Shares issued to holders in reivestment of dividends	115,884	96,383
Shares redeemed	(406,077)	(479,206)
Net decrease in shares	2,356,517	(70,511)
Shares outstanding:
Beginning of year	2,844,621	2,915,132
End of year	5,201,138	2,844,621

24

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
Intrepid Income Fund

	Year Ended September 30,
	2025	2024
Shares sold	64,899,729	51,203,233
Shares issued to holders in reivestment of dividends	7,412,393	4,441,250
Shares redeemed	(31,928,684)	(13,586,797)
Net decrease in shares	40,383,438	42,057,686
Shares outstanding:
Beginning of year	83,430,345	41,372,658
End of year	123,813,783	83,430,345

7. FEDERAL INCOME TAX INFORMATION
The tax components of distributions paid during the fiscal years ended September 30, 2025 and 2024 are as follows:

	September 30, 2025			September 30, 2024
	Ordinary Income	Return of Capital	Long-Term Capital Gains	Ordinary Income	Return of Capital	Long-Term Capital Gains
Intrepid Capital Fund	$2,230,874	$ —	$ —	$1,541,594	$ —	$ —
Intrepid Income Fund	74,271,194	266,068	—	43,350,920	—	—

Additionally, U.S. generally accepted accounting principles require that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or net asset value per share. For the year ended September 30, 2025, the following table shows the reclassifications made:

	Undistributed Net Investment Income (Losses)	Accumulated Net Realized Gains (Losses)	Paid-in Capital
Intrepid Capital Fund	$179	$(1,697,819)	$1,697,640
Intrepid Income Fund	412,110	(146,042)	(266,068)

These reclassifications primarily relate to adjustments with differing book and tax methods of accounting for the usage of investment losses and currency adjustments.
As of September 30, 2025, the components of accumulated earnings (losses) for income tax purposes were as follows:

	Intrepid Capital Fund	Intrepid Income Fund
Cost of investments	$78,132,875	$1,094,988,571
Unrealized appreciation	28,431,116	30,511,247
Unrealized depreciation	(3,946,277)	(10,552,923)
Net unrealized appreciation	24,484,839	19,958,324
Undistributed ordinary income	93	—
Undistributed long-term capital gain	—	—
Distributable income	93	—
Other accumulated loss	(25,311,399)	(27,498,322)
Total accumulated gain (loss)	$(826,467)	$(7,539,998)

The difference between book-basis and tax-basis unrealized appreciation is attributable primarily to the tax deferral of losses on wash sales.

25

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
At September 30, 2025, the Intrepid Capital Fund has short-term tax basis capital losses of $16,151,707, short-term limited tax basis capital losses of $312,041 and long-term limited tax basis capital losses of $8,124 which may be carried forward to offset future capital gains. To the extent that the Intrepid Capital Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
During the 2025 fiscal year, Intrepid Capital Fund utilized $705,988 of short-term capital loss carryover, and utilized $4,504,329 of long-term capital loss carryover.
At September 30, 2025, the Intrepid Income Fund had short-term tax basis capital losses of $14,203,392 and long-term tax basis capital losses of $13,303,044 which may be carried forward to offset future capital gains. To the extent that the Intrepid Income Fund may realize future net capital gains, those gains will be offset by any of its unused capital loss carryforwards. These losses do not expire.
There is no tax liability resulting from unrecognized tax benefits relating to uncertain income tax positions taken or expected to be taken on the tax returns for the fiscal year-end September 30, 2025, or for any other tax years which are open for exam. As of September 30, 2025, the Intrepid Capital Fund and the Intrepid Income Fund’s open tax years include the tax years ended September 30, 2023 through 2025. The Trust is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next year. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur any interest or penalties, nor were any accrued as of September 30, 2025.
8. LINE OF CREDIT
The Intrepid Capital Management Funds Trust has a $125,000,000 uncommitted, senior secured 364-day umbrella line of credit, for temporary emergency purposes, including the meeting of redemption requests that otherwise might require the untimely disposition of securities. The average interest rate as of September 30, 2025 was 7.00%. During the period ended September 30, 2025, the intrepid Capital Fund and the Intrepid Income Fund did not borrow from the line of credit. There were no loans outstanding as of the year ended September 30, 2025.
9. FUND REORGANIZATION
The Reorganization as described in “Note 1—Organization” was structured to qualify as a tax-free merger under the Internal Revenue Code for federal income tax purposes, and the Small Cap Fund shareholders recognized no gain or loss for federal income tax purposes as a result. For financial reporting purposes, assets received and shares issued by the Fund were recorded at market value; however, the cost basis of the investments received from the Small Cap Fund was carried forward to align ongoing reporting of the Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Investments – The cost, fair value and net unrealized appreciation of the investments of the Small Cap Fund as of the date of the Reorganization, was as follows:

Cost of investments	$29,218,851
Market Value of investments	$38,058,941
Net unrealized appreciation of investments	$8,840,090

Share Transactions – The shares outstanding, net assets and NAV per share outstanding immediately before and after the Reorganization was as follows:
Small Cap Fund Institutional Class — Prior to Reorganization

Shares outstanding	925,380
Net Assets	$15,523,515
NAV per share	$16.78

26

Intrepid Funds
Notes to Financial Statements
September 30, 2025(Continued)
Small Cap Fund Investor Class — Prior to Reorganization

Shares outstanding	1,384,877
Net Assets	$22,502,681
NAV per share	$16.25

Captial Fund Institutional Class — Prior to Reorganization

Shares outstanding	2,931,640
Net Assets	$38,080,963
NAV per share	$12.99

Capital Fund Investor Class — Prior to Reorganization

Shares outstanding	914,838
Net Assets	$11,821,230
NAV per share	$12.92

Captial Fund Institutional Class — Post Reorganization

Shares outstanding(1)	4,124,883
Net Assets	$53,604,478
NAV per share	$13.00

Capital Fund Investor Class — Post Reorganization

Shares outstanding(2)	2,654,660
Net Assets	$34,323,911
NAV per share	$12.93

(1)	The total number of shares issued in the Reorganization was 1,195,067. Fractional Fund shares were not issued in the Reorganization.
(2)	The total number of shares issued in the Reorganization was 1,741,470. Fractional Fund shares were not issued in the Reorganization.
Pro Forma Results of Operations – Assuming the acquisition of the Small Cap Fund had been completed on October 1, 2024, the combined Fund’s pro forma results in the Statement of Operations during the year ended September 30, 2025, would be as follows:
The Intrepid Capital Fund —Pro Forma Results from Operations

Net investment income	$2,217,383
Net realized gain	$4,109,000
Net change in unrealized appreciation	$5,067,226
Change in net assets resulting from operations	$11,393,609

Because the combined Funds have been managed as a single integrated Fund since the Reorganization was completed, it is not practicable to separate the amounts of income and expenses of the Small Cap Fund that have been included in the Statement of Operations for the Fund since the Reorganization was consummated.
Cost and Expenses – The Capital Fund and the Small Cap Fund assumed expenses incurred in connection with the Reorganization on a pro rata basis, including, but not limited to, costs related to the preparation and distribution of materials distributed to each Fund’s Board, expenses incurred in connection with the preparation of the Agreement and Plan of Reorganization and the registration statement on Form N-1A, the printing and distribution of the Joint Proxy Statement/Prospectus and any other materials required to be distributed to shareholders, legal and audit fees in connection with the Reorganization, legal fees incurred preparing each Fund’s Board materials, attending each Fund’s Board meetings and preparing the minutes, auditing fees associated with each Fund’s financial statements, transfer agency fees, portfolio transfer taxes (if any) and any similar expenses incurred in connection with the Reorganization. The Fund’s expenses were allocated to their respective expense types on the Statement of Operations.

27

Intrepid Funds
Report of the Independent Registered Public Accounting Firm
To the shareholders and the Board of Trustees of Intrepid Capital Management Funds Trust:
Opinion on the Financial Statements
We have audited the accompanying statements of assets and liabilities of the Intrepid Capital Management Funds Trust, comprising the Intrepid Capital Fund and Intrepid Income Fund (the “Funds”), including the schedules of investments, as of September 30, 2025, the related statements of operations for the year then ended, statements of changes in net assets for each of the two years in the period then ended, financial highlights for each of the five years in the period then ended; and the related notes (collectively referred to as the “financial statements and financial highlights”). In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds constituting the Intrepid Capital Management Funds Trust as of September 30, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of September 30, 2025, by correspondence with the custodian, agent banks, brokers, and others; when replies were not received from brokers and agent banks, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Chicago, Illinois
November 25, 2025
We have served as the Funds’ auditor of one or more Intrepid Capital Management Funds Trust investment companies since 2004.

28

Intrepid Funds
OTHER INFORMATION
September 30, 2025 (Unaudited)
Disclosure Regarding Fund Trustees and Officers

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Independent Trustees(1)
Peter R. Osterman, Jr. c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 76	Trustee	Indefinite Term; Since November 2004
Retired, former Senior Vice President and Chief Financial Officer, HosePower U.S.A. (an industrial tool distributor) (October 2010- March 2016), Chief Financial Officer, JAX Refrigeration, Inc. (a commercial refrigeration construction company) (April 2016- June 2017), Chief Financial Officer, Standard Precast, Inc. (an industrial concrete casting company) (June 2017- October 2017)
				Two	None
Ed Vandergriff, CPA c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 75	Trustee	Indefinite Term; Since November 2004	President, Development Catalysts (a real estate finance and development company) (2000-present).	Two	None
John Louis Fouts c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 58	Trustee	Indefinite Term; Since February 2024	Owner and Portfolio Manager, Fouts family Investments (a sole proprietorship) (January 2022 to Present); Partner, Water Street Capital (Private Investment Firm) (January 2002 to December 2021).	Two	Trustee, Georgia Tech (July 2022 to Present) Trustee, Harvard Business School Alumni Advisory Board (September 2018 to June 2023)

29

Intrepid Funds
OTHER INFORMATION
September 30, 2025 (Unaudited)(Continued)

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officer
Timothy A. Page c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 42	Treasurer and Secretary	Indefinite Term; Since April 2023
Chief Financial Officer, Intrepid Capital Management, Inc. (April 2023-Present), Vice President & Controller, Genesis Health, (July 2022- March 2023), Vice President & Controller, RS&H, Inc. (December 2016-June 2022)
				N/A	N/A

(1)	“Independent” trustees are trustees who are not deemed to be “interested persons” (as defined in the 1940 Act) of the Trust.
The Statement of Additional information includes additional information about the Fund’s Trustees and is available free of charge upon request by calling the Fund toll free at 1.866.996.3863.
PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD
A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
The Funds are required to file how they voted proxies related to portfolio securities during the most recent 12-month period ended June 30. Once filed, the information is available without charge, upon request, by calling 1.866.996.3863 and on the SEC’s website (http://www.sec.gov).
AVAILABILITY OF QUARTERLY PORTFOLIO HOLDINGS SCHEDULES
The Funds are required to file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Once filed, the Funds’ Form N-PORT is available without charge, upon request on the SEC’s website (http://www.sec.gov) and is available by calling 1.866.996.3863.

30

Intrepid Funds
OTHER INFORMATION
September 30, 2025 (Unaudited)
Disclosure Regarding Advisors to the Board

Name, Address and Age	Position(s) Held with the Fund	Term of Office and Length of Service	Principal Occupation(s) During Past Five Years	Portfolios in Fund Complex Overseen by Advisor to the Board	Other Directorships Held by Advisor to the Board
Disinterested Advisors to the Board(1)
Robert Brian King c/o Intrepid Capital Management Funds Trust 1400 Marsh Landing Pkwy., Suite 106 Jacksonville Beach, FL 32250 Age: 63	Advisor to the Board	Indefinite Term; Since February 2024	CPG Partner, Valor Equity Partners (Private Investment Firm) (June 2021 to Present); CEO, RBK Advisory Services (Business Advisory Services) (June 2018 to Present).	Two
Trustee, Boys & Girls Club of Northeast Florida (August 2018 to Present); Trustee, 88 Acres; (June 2018 to Present); Trustee, Good Karma Foods (October 2020 to Present); Trustee, Shameless Pets; (August 2021 to Present); Trustee, Episcopal School of Jacksonville (May 2016 to May 2023)

(1)
From time to time, the Board of Trustees may appoint advisors to the Board of Trustees (each an “Advisor”) with the intention of having qualified individuals serve in an advisory capacity to garner experience in the mutual fund and asset management industry and be considered as potential Trustees in the future. The Board of Trustees has determined that Mr. King is not an interested person (as defined in the Investment Company Act of 1940) of the Trust.

31

INTREPID FUNDS
OTHER INFORMATION
September 30, 2025 (Unaudited)
Item 8 – Changes in and Disagreements with Accountants for Open-End Management Investment Companies
There were no changes in or disagreements with accountants during the period covered by this report.

32

INTREPID FUNDS
OTHER INFORMATION
September 30, 2025 (Unaudited)
Item 9 – Proxy Disclosures for Open-End Management Investment Companies
There were no matters submitted to a vote of shareholders during the period covered by this report.

33

INTREPID FUNDS
OTHER INFORMATION
September 30, 2025 (Unaudited)
Item 10 – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies
Included under Item 7a in the Statement of Operations.

34

INTREPID FUNDS
OTHER INFORMATION
September 30, 2025 (Unaudited)
Item 11 – Statement Regarding Basis for Approval of Investment Advisory Contract
Not Applicable for the period covered by this report.

35

Board of Trustees
Edward Vandergriff
Mark Travis
Peter Osterman, Jr.
John Louis Fouts
Robert Brian King (Advisor to the Board)
Investment Adviser
Intrepid Capital Management, Inc.
1400 Marsh Landing Parkway, Suite 106
Jacksonville Beach, FL 32250
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
111 South Wacker Drive
Chicago, IL 60606
Legal Counsel
Foley & Lardner LLP
777 East Wisconsin Avenue
Milwaukee, WI 53202
Custodian
U.S. Bank, N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, WI 53212
Distributor
Quasar Distributors, LLC
111 East Kilbourn Avenue, Suite 2200
Milwaukee, WI 53202
Administrator, Transfer Agent
and Dividend Disbursing Agent
U.S. Bancorp Fund Services, LLC,
doing business as U.S. Bank Global Fund Services
615 East Michigan Street
Milwaukee, WI 53202
Shareholder/Investor Information
1.866.996.3863
www.intrepidcapitalfunds.com

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not Applicable

(5)	Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not Applicable

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Intrepid Capital Management Funds Trust

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, Principal Executive Officer

Date	12/3/25

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Mark F. Travis
Mark F. Travis, Principal Executive Officer

Date	12/3/25

By (Signature and Title)*	/s/ Timothy A. Page
Timothy A. Page, Principal Financial Officer

Date	12/3/25

* Print the name and title of each signing officer under his or her signature.